PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of capitalized interest costs - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Capitalized Interest Costs Abstract
Average rate of capitalization of capitalized interest costs	7.12%	5.06%	3.52%
Costs of capitalized interest	$ 10,575	$ 7,345	$ 11,627